Segment Reporting (Tables)	6 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
Schedule of Segment Information

The following table presents the segment information for the six months ended September 30, 2025 and 2024, respectively:

	For the Six Months Ended September 30, 2025
	Directly- Operated Physical Stores	Online Stores and Services	Franchise Stores and Wholesale Customers	Total
Revenue	$10,212,857	$4,124,582	$176,083,946	$190,421,385
Merchandise costs	$7,674,908	$2,990,750	$163,995,354	$174,661,012
Interest expenses, net	$(44,717)	$(18,059)	$(770,980)	$(833,756)
Income tax provision	$84,008	$33,927	$1,448,404	$1,566,339
Net loss	$(48,305)	$(19,508)	$(832,842)	$(900,655)
Depreciation and amortization	$31,838	$12,858	$548,926	$593,622
Capital expenditures	$127,964	$-	$-	$127,964
	For the Six Months Ended September 30, 2024
	Directly- Operated Physical Stores	Online Stores and Services	Franchise Stores and Wholesale Customers	Total
Revenue	$6,942,549	$4,117,979	$86,942,937	$98,003,465
Merchandise costs	$4,901,590	$2,986,434	$77,969,997	$85,858,021
Interest expenses, net	$(58,360)	$(34,617)	$(730,859)	$(823,836)
Income tax benefit	$(39,144)	$(23,218)	$(490,208)	$(552,570)
Net income	$94,658	$56,147	$1,185,424	$1,336,229
Depreciation and amortization	$29,006	$17,205	$363,250	$409,461
Capital expenditures	$678,267	$-	$-	$678,267

Schedule of Assets and Liabilities
	September 30, 2025	March 31, 2025
Total assets:
Directly-Operated Physical Stores	$11,592,533	$14,618,642
Online Stores and Services	10,141,081	10,302,391
Franchise Stores and Wholesale Customers	175,543,591	132,909,152
Total assets	$197,277,205	$157,830,185

Total liabilities:
Directly-Operated Physical Stores	$11,866,038	$12,247,978
Online Stores and Services	10,057,189	10,146,370
Franchise Stores and Wholesale Customers	133,080,769	92,421,807
Total liabilities	$155,003,996	$114,816,155

Schedule of Geographic Information

The following table presents the geographic information where the Company’s long-live assets were located:

	September 30, 2025	March 31, 2025
Japan	$13,585,866	$13,932,880
Hong Kong	1,622,387	1,716,744
The United States	3,923,735	4,353,220
Other overseas countries	2,713,818	609,037
Total long-live assets	$21,845,805	$20,611,880